UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
           -----------------------------
Address:   7 Clifford Street
           -----------------------------
           London, W1S 2WE, United Kingdom
           -------------------------------

Form 13F File Number: 028-12922
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
      -----------------------------
Title:  Head of Compliance
      -----------------------------
Phone:  +44 20 7440 2330
      -----------------------------

Signature, Place, and Date of Signing:

/s/ Angus Milne              London, United Kingdom          November 15, 2010
----------------------       ----------------------          -----------------
   [Signature]                    [City, State]                   [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                          ---------------------
Form 13F Information Table Entry Total:              18
                                          ---------------------
Form 13F Information Table Value Total:  $         609,377
                                          ---------------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                  ALGEBRIS INVESTMENTS (UK) LLP
                                                             FORM 13F
                                                Quarter Ended September 30, 2010

------------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
                                                       -------     -------   ---  ----  ----------   --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108   26,963   2,124,716  SH           SOLE                 2,124,716
CHUBB CORP                    COM            171232101  148,174   2,600,000  SH   CALL    SOLE                 2,600,000
CITIGROUP INC                 COM            172967101   54,040  13,820,900  SH           SOLE                13,820,900
GOLDMAN SACHS GROUP INC       COM            38141G104   28,916     200,000  SH   CALL    SOLE                   200,000
HARTFORD FINL SVCS GROUP INC  COM            416515104   14,963     652,000  SH           SOLE                   652,000
JPMORGAN CHASE & CO           COM            46625H100   65,071   1,709,708  SH           SOLE                 1,709,708
LAZARD LTD                    SHS A          G54050102   16,103     459,042  SH           SOLE                   459,042
LINCOLN NATL CORP IND         COM            534187109   18,299     765,000  SH           SOLE                   765,000
LINCOLN NATL CORP IND         COM            534187109   28,704   1,200,000  SH   CALL    SOLE                 1,200,000
METLIFE INC                   COM            59156R108   12,496     325,000  SH           SOLE                   325,000
MOODYS CORP                   COM            615369105   44,964   1,800,000  SH   PUT     SOLE                 1,800,000
POPULAR INC                   COM            733174106   21,492   7,410,877  SH           SOLE                 7,410,877
PRINCIPAL FINL GROUP INC      COM            74251V102   53,696   2,071,600  SH           SOLE                 2,071,600
STANCORP FINL GROUP INC       COM            852891100   13,441     353,710  SH           SOLE                   353,710
UNUM GROUP                    COM            91529Y106   18,983     857,000  SH           SOLE                   857,000
VISA INC                      COM CL A       92826C839   18,223     245,400  SH           SOLE                   245,400
WEBSTER FINL CORP CONN        COM            947890109    8,524     485,415  SH           SOLE                   485,415
WELLS FARGO & CO NEW          COM            949746101   16,325     650,000  SH           SOLE                   650,000